OSTERWEIS STRATEGIC INCOME FUND – OSTIX

Supplement dated January 12, 2024 to the Prospectus dated June 30, 2023

Effective January 2, 2024, John Sheehan serves as a portfolio manager of the Osterweis Strategic Income Fund (the “Fund”).

Accordingly, the portfolio manager information disclosed in the section titled “Summary Section - Osterweis Strategic Income Fund - Portfolio Managers” on page 13 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Carl P. Kaufman, Co-President, Co-Chief Executive Officer, Chief Investment Officer – Strategic Income, Managing Director of Fixed Income – Lead Portfolio Manager of the Fund since 2002
Bradley M. Kane, Vice President – Portfolio Manager of the Fund since 2013
Craig Manchuck, Vice President – Portfolio Manager of the Fund since 2017
John Sheehan, Vice President – Portfolio Manager of the Fund since January 2024

The following disclosure is amended in the section titled “Management - Portfolio Managers” beginning on page 79 of the Fund’s Prospectus:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
John Sheehan	Osterweis Strategic Income Fund (Portfolio Manager since 2024)	Mr. John P. Sheehan serves as a Vice President & Portfolio Manager of Osterweis Capital Management Inc. and Osterweis Capital Management, LLC. Prior to joining the Advisers in 2018, he was a Managing Director at Citigroup responsible for West Coast Investment Grade Sales from 2010-2016 and was the Head of Investment Grade Syndicate from 1994-2010. Mr. Sheehan earned a B.A. from Georgetown University.

Please retain this supplement with the Prospectus for your reference.

OSTERWEIS STRATEGIC INCOME FUND – OSTIX

Supplement dated January 12, 2024 to the
Statement of Additional Information (“SAI”) dated June 30, 2023

Effective January 2, 2024, John Sheehan serves as a portfolio manager of the Osterweis Strategic Income Fund (the “Fund”).

Accordingly, the following disclosure is amended in the section titled “PORTFOLIO MANAGERS” beginning on page 53 of the Fund’s SAI:

The members of the investment team responsible for the Osterweis Strategic Income Fund include: Carl P. Kaufman, Bradley M. Kane, Craig Manchuck, and John Sheehan. Messrs. Kaufman, Kane, Manchuck, and Sheehan do not manage any other accounts.

The following disclosure is amended in the section titled “PORTFOLIO MANAGERS” on page 55 of the Fund’s SAI as of December 31, 2023:

Table Key
None	A
$1-$10,000	B
$10,001-$50,000	C
$50,001-$100,000	D
$100,001 - $500,000	E
$500,001-$1,000,000	F
Over $1,000,000	G

Dollar Range of Equity Securities Beneficially Owned
Name of Portfolio Manager	Osterweis Fund	Osterweis Strategic Income Fund	Osterweis Growth & Income Fund	Osterweis Emerging Opportunity Fund
John Sheehan	A	E	A	D

Please retain this supplement with the SAI for your reference.